Part C. Other Information

Item 23. Exhibits

(a)	Articles of Incorporation incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.

(b)	By-laws incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.

(c)	Instruments defining the security holder rights (not applicable).

(d)(1)

Investment Advisory Agreement with Calvert Asset Management Company, Inc. incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.  Addendum to Investment Advisory Agreement (expense limitations) with Calvert Asset Management incorporated by reference to Registrant's Pre-Effective Amendment No. 9, January 31, 2007, accession number 0001121624-07-000001. Addendum to Schedule A to Investment Advisory Agreement (Global Alternative Energy Fund) with Calvert Asset Management Company, Inc. incorporated by reference to Registrant's Post-Effective Amendment No. 10, May 30, 2007, accession number 0001121624-07-000013. Addendum to Investment Advisory Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 11, January 31, 2008, accession number 0001121624-08-000001. Addendum to Schedule A to Investment Advisory Agreement with Calvert Asset Management Company, Inc. incorporated by reference to Registrant's Post-Effective Amendment No. 13, September 15, 2008, accession number 0001121624-08-000016.

(d)(2)

Investment Sub-advisory Agreement (Bridgeway Capital Management, Inc.) incorporated by reference to Registrant's Post-Effective Amendment No. 4, February 26, 2001, accession number 0001121624-01-000027.  Investment Sub-advisory Supplemental Agreement with Bridgeway incorporated by reference to Registrant's Post-Effective Amendment No. 9, January 31, 2007, accession number 0001121624-07-000001. Amended Supplement to Investment Sub-advisory Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 11, January 31, 2008, accession number 0001121624-08-000001.

(d)(3)	Investment Sub-advisory Agreement (Channing Capital Management LLC) incorporated by reference to Registrant's Post-Effective Amendment No. 8, January 30, 2006, accession number 0001121624-06-000002.

(d)(4)

Investment Subadvisory Agreement for Calvert Global Alternative Energy Fund (KBC Asset Management International Ltd.) incorporated by reference to Registrant's Post-Effective Amendment No. 10, May 30, 2007, accession number 0001121624-07-000013.

(d)(5)	Schedule A to the Investment Subadvisory Agreement for Calvert Global Water Fund (KBC Asset Management International Ltd.) filed herewith.

(e)

Underwriting Agreement with Calvert Distributors, Inc. incorporated by reference to Registrant's Post-Effective Amendment No. 8, January 30, 2006, accession number 0001121624-06-000002.  Amended Schedules I, II, III to Underwriting Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 8, January 30, 2006, accession number 0001121624-06-000002. Amended Schedules I, II, III to Underwriting Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 10, February 9, 2007, accession number 0001121624-07-000004. Amended Schedules II and III to Underwriting Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 13, September 15, 2008, accession number 0001121624-08-000016.

(f)	Directors' Deferred Compensation Agreement incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.

(g)

Custodial Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 4, February 26, 2001, accession number 0001121624-01-000027.  Amended Schedule to Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 5, June 9, 2004, accession number 0001121624-04-000012. Amended Schedule to Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 10, February 9, 2007, accession number 0001121624-07-000004. Amended Schedule to Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 13, September 15, 2008, accession number 0001121624-08-000016.

(h)(1)

Amended Master Transfer Agency and Service Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 10, May 30, 2007, accession number 0001121624-07-000013.  Amended Schedule A to Transfer Agency and Service Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 10, May 30, 2007, accession number 0001121624-07-000013. Amended Schedule A to Master Transfer Agency Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 13, September 15, 2008, accession number 0001121624-08-000016.

(h)(2)	Addendum to Schedule A of Servicing Agreement with Calvert Shareholder Services, Inc. filed herewith

(h)(3)

Administrative Services Agreement with Calvert Administrative Services Company incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.  Amended Schedule A to Administrative Services Agreement with CASC incorporated by reference to Registrant's Post-Effective Amendment No. 5, June 9, 2004, accession number 0001121624-04-000012. Amended Addendum to Schedule A to Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 10, May 30, 2007, accession number 0001121624-07-000013. Addendum to Schedule A of Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 13, September 15, 2008, accession number 0001121624-08-000016.

(h)(4)	Research Agreement with Consultant Stephen H. Moody incorporated by reference to Registrant's Post-Effective Amendment No. 11, January 31, 2008, accession number 0001121624-08-000001.

(h)(5)	Research Agreement with Consultant Jean-Luc Park incorporated by reference to Registrant's Post-Effective Amendment No. 11, January 31, 2008, accession number 0001121624-08-000001.

(i)	Opinion and Consent of Counsel incorporated by reference to Registrant's Post-Effective Amendment No. 13, September 15, 2008, accession number 0001121624-08-000016.

(j)	Other Opinions (not applicable).

(k)	Omitted financial statement re computation of ratios (not applicable).

(l)	Letter regarding initial capital incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.

(m)

Plan of distribution, Class A, B, and C incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.  Amended Schedule to Plan of Distribution incorporated by reference to Registrant's Post-Effective Amendment No. 8, January 30, 2006, accession number 0001121624-06-000002. Amended Schedules to Plans of Distribution incorporated by reference to Registrant's Post-Effective Amendment No. 10, February 9, 2007, accession number 0001121624-07-000004. Amended Schedules to Plan of Distribution.

(n)	18f-3 Multiple Class Plan, Class A, B, C, I, R, and Y incorporated by reference to Registrant's Post-Effective Amendment No. 13, September 15, 2008, accession number 0001121624-08-000016.

(o)	Power of Attorney Forms, incorporated by reference to registrant's Post-Effective Amendment No. 12, June 13, 2008, accession number 0001121624-08-000008.

(p)(1)	Code of Ethics for Calvert Asset Management Company, Inc. incorporated by reference to Registrant's Post-Effective Amendment No. 11, January 31, 2008, accession number 0001121624-08-000001.

(p)(2)	Code of Ethics for Sub-Adviser (Bridgeway Capital Management, Inc.), incorporated by reference to registrant's Post-Effective Amendment No. 12, June 13, 2008, accession number 0001121624-08-000008.

(p)(3)	Code of Ethics for Sub-Adviser (Channing Capital Management LLC), incorporated by reference to registrant's Post-Effective Amendment No. 12, June 13, 2008, accession number 0001121624-08-000008.

(p)(4)

Code of Ethics for Sub-Adviser (KBC Asset Management International Ltd.) , incorporated by reference to registrant's Post-Effective Amendment No. 12, June 13, 2008, accession number 0001121624-08-000008.

Item 24.        Persons Controlled by or Under Common Control With Registrant

                Not applicable.

Item 25.       Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 26. Business and Other Connections of Investment Adviser
Name	Name of Company, Principal Business and Address	Capacity
Barbara Krumsiek

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer, Trustee/ Director

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Ronald M. Wolfsheimer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Asset Management Company, Inc.. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

William M. Tartikoff

	Acacia National Life Insurance Insurance Company 7315 Wisconsin Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc.. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Susan Walker Bender
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Ivy Wafford Duke
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Lancelot King
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Jane Maxwell
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Andrew Niebler
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Augusto Macedo
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Catherine Roy
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Natalie Trunow
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Bennett Freeman
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Alya Kayal
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Hui Ping Ho
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Daniel K. Hayes
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Patrick Faul
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

John Nichols
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Gregory Habeeb
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Thomas Dailey
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

James O'Boyle
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Robert Enderson
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Item 27. Principal Underwriters

         (a)     Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert Social Index Series, Inc., Calvert Variable Series, Inc., and Calvert Impact Fund, Inc.

         (b)     Positions of Underwriter's Officers and Directors
Name and Principal Business Address*	Position(s) under Underwriter	Position(s) with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Trustee and President
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial and Administrative Officer	Treasurer
Craig Cloyed	Director and President	None
William M. Tartikoff	Senior Vice President and Secretary	Trustee and Secretary
Reginald Stanley	Senior Vice President	None
Alison Smith	Vice President	None
Stan Young	Vice President	None
David Leach	Vice President	None
Robert Enderson	Vice President	None
Christine Teske	Senior Institutional Vice President	None
David Rieben	Vice President	None
Jackie Zelenko	Vice President	None
Geoffrey Ashton	Senior Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Anthony Eames	Senior Regional Vice President	None
Steve Himber	Senior Institutional Vice President	None
Ben Ogbogu	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Steve Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Rachael DeCosta-Martin	Regional Vice President	None
Scott Metz	Regional Vice President	None
Pamela Rivers	Regional Vice President	None
Susan Walker Bender	Assistant Secretary and Assistant Vice President	None
Ivy Wafford Duke	Assistant Secretary and Assistant Vice President	None
Lancelot King	Assistant Secretary and Assistant Vice President	None
Jane Maxwell	Assistant Secretary and Assistant Vice President	None
Andrew Niebler	Assistant Secretary and Assistant Vice President	None
Augusto Macedo	Assistant Secretary and Assistant Vice President	None
Edith Lillie	Assistant Secretary	None
Hui Ping Ho	Assistant Treasurer	None

*4550 Montgomery Avenue Bethesda, Maryland 20814

         (c)      Inapplicable.

Item 28. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Assistant Secretary
         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 30th day of September 2008.

Calvert Impact Fund, Inc.

By:

___________**_________________
Barbara Krumsiek
Senior Vice President and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 30th day of September 2008 by the following persons in the capacities indicated.
Signature	Title
__________**____________	PRESIDENT AND DIRECTOR
D. WAYNE SILBY

__________**____________	DIRECTOR
JOHN G. GUFFEY, JR.

__________**____________ BARBARA J. KRUMSIEK	SENIOR VICE PRESIDENT AND DIRECTOR

__________**____________	TREASURER (PRINCIPAL ACCOUNTING OFFICER)
RONALD M. WOLFSHEIMER

__________**____________	DIRECTOR
REBECCA L. ADAMSON

__________**____________	TRUSTEE/DIRECTOR
RICHARD L. BAIRD, JR.

__________**_____________	DIRECTOR
JOY V. JONES

__________**____________	DIRECTOR
TERRENCE J. MOLLNER

__________**____________	DIRECTOR
SYDNEY AMARA MORRIS

__________**____________	DIRECTOR
MILES DOUGLAS HARPER, III

__________**____________	DIRECTOR
RUSTUM ROY

__________**____________	DIRECTOR
TESSA TENNANT

**By: /s/Ivy Wafford Duke
         Ivy Wafford Duke

Executed by Ivy Wafford Duke, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney, incorporated by reference to registrant's Post-Effective Amendment No. 12, June 13, 2008, accession number 0001121624-08-000008.